Schedule of Finance Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Lease
2025	$ 12,991
2026	22,180
2027	20,332
Thereafter
Total undiscounted cash flows	55,503
Less: imputed interest	(3,277)
Present value of lease liabilities	$ 52,226